Reinsurance - Summary of Unsecured Reinsurance Recoverable and Prepaid Reinsurance Balances (Detail) - Hippo Enterprises Inc And Subsidiaries [Member] - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Ceded Credit Risk [Line Items]
Prepaid reinsurance premiums	$ 195.3	$ 129.4	$ 0.0
Other reinsurers		73.7
Unsecured reinsurance recoverable		186.4
A [Member]
Ceded Credit Risk [Line Items]
Prepaid reinsurance premiums		112.7
A [Member] | Validus Reinsurance, Ltd [Member]
Ceded Credit Risk [Line Items]
Prepaid reinsurance premiums		46.9
A [Member] | Validus Reinsurance (Switzerland) Ltd [Member]
Ceded Credit Risk [Line Items]
Prepaid reinsurance premiums		22.6
A+ [Member] | Transatlantic Reinsurance Company [Member]
Ceded Credit Risk [Line Items]
Prepaid reinsurance premiums		28.8
A++ [Member] | General Reinsurance Corporation [Member]
Ceded Credit Risk [Line Items]
Prepaid reinsurance premiums		$ 14.4